March 11, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:	Mr. Dominic Minore

Re:	Security Equity Fund (File No. 811-01136)
Security Large Cap Value Fund (File No. 811-00487) (together, the “Registrants”)

Ladies and Gentlemen:

On behalf of the Registrants, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 (“1934 Act”) a definitive proxy statement, form of proxy and other soliciting materials (“Proxy Materials”) relating to a Special Joint Meeting of Shareholders of Large Cap Concentrated Growth Fund and Small Cap Growth Fund, each a series of Security Equity Fund, and Large Cap Value Institutional Fund, a series of the Security Large Cap Value Fund. No fees are required with this filing.

The Registrants wish to respond by this letter to comments of the U.S. Securities and Exchange Commission (“SEC”) staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on February 25, 2013. The comments were conveyed orally by Mr. Minore of the Division of Investment Management via telephone to Stephen T. Cohen at Dechert LLP on March 7, 2013.

Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff’s comments, followed by the responses of the Registrants, is set forth below:

1.	Comment: Please include standard Tandy representation language in your transmittal letter for your upcoming filing.

Response:     Each Registrant agrees to make the following representations:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

2.	Comment: In the “Introduction” section, please include a statement that the material terms of the form of Plan of Liquidation for the Funds are discussed in the Joint Proxy Statement.

Response:     We included a statement that the material terms of the form of Plan of Liquidation for the Funds are discussed under the “Terms of the Plans” section of the Joint Proxy Statement.

3.	Comment: Please confirm that the liquidation proceeds will be distributed in cash. If this is the case, please remove references to in-kind distributions. Otherwise, please provide the estimated amount of the cash distribution per share for each share class that is expected as of the liquidation date.

Response:     We confirm that it is currently contemplated that the liquidation proceeds will be distributed in cash and, therefore, have removed references to in-kind distributions.

4.	Comment: If there will be in-kind distributions, please disclose: (i) the proportion of the distributions that will be in-kind; (ii) the types of securities that will be distributed; (iii) the risks to shareholders of holding such securities; and (iv) whether the in-kind distribution will be pro rata.

Response:     As noted above, we confirm that it is believed that all of the liquidation proceeds will be distributed in cash.

5.	Comment: If material, in the “Material Federal Income Tax Consequences” section, please identify as of a recent date the estimated amount of the expected per share distribution of the previously undistributed net income and net capital gain as well as the likely tax characteristics of such distribution.

Response:     We are not aware of a form requirement to disclose the requested information. We believe that the Proxy Statement properly identifies the tax risks associated with the distribution of previously undistributed net income or net capital gains by noting that such distribution would be taxed as ordinary income to the extent that it is derived from net income or net short-term capital gains and will generally be taxed as long-term capital gain to the extent that it is derived from net long-term capital gains.

6.	Comment: Please note that the Investment Manager may indirectly benefit from the liquidations as a result of no longer waiving fees and/or reimbursing Fund expenses pursuant to the fee waiver/expense limitation agreement (“Fee Waiver Agreement”).

Response:     We have included corresponding disclosure in response to this comment.

7.	Comment: In the “Evaluation by the Board” section, please confirm that the fourth bullet point stating that the liquidation and dissolution would be consistent with a larger initiative of Guggenheim Investments designed to reposition, rationalize and streamline the Guggenheim family of funds is one of the reasons that the Directors recommended that the Funds’ shareholders approve the Plan.

Response:     We confirm that the fourth bullet point properly reflects one of the considerations that the Directors considered when recommending that the Funds’ shareholders approve the Plan.

8.	Comment: In Section 9 of the Form of Plan of Reorganization, please confirm that contingent liabilities of a Fund would not include amounts subject to recoupment by the Investment Manager under the Fee Waiver Agreement.

Response:     We confirm that contingent liabilities of a Fund would not include amounts subject to recoupment by Investment Manager under the Fee Waiver Agreement.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Very truly yours,

/s/ Amy J. Lee

Amy J. Lee

Vice President and Secretary

3